Prepayments and Other Current Assets (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Inventories net of impairment reserve	¥ 265	$ 42	¥ 1,465
Reserve for inventory	¥ 7,618	$ 1,195	¥ 23,694	¥ 2,800